Licensed Copyrights, Net - Schedule of Licensed Copyrights, Net (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Broadcasting Rights
Finite Lived License Agreements [Line Items]
Finite-Lived License Agreements, Gross	¥ 36,240,889		¥ 32,038,423
Finite-Lived License Agreements, Accumulated Amortization	(28,588,974)		(24,500,895)
Finite-Lived License Agreements, Impairment Amount	(365,799)		(25,317)
Finite-Lived License Agreements, Net	7,286,116	$ 1,073,128	7,512,211
Finite-Lived License Agreements, Gross, Current	8,889,238		11,752,412
Finite-Lived License Agreements, Accumulated Amortization, Current	(7,618,439)		(10,502,214)
Finite-Lived License Agreements, Impairment Amount, Current	(46,194)		(25,317)
Net carrying value, current portion	1,224,605	180,364	1,224,881
Gross carrying value, non-current portion	27,351,651		20,286,011
Finite-Lived License Agreements, Accumulated Amortization, Non-current	(20,970,535)		(13,998,681)
Finite-Lived License Agreements, Impairment Amount, Non-current	(319,605)		0
Net carrying value, non-current portion	6,061,511	892,764	6,287,330
Sublicensing Rights
Finite Lived License Agreements [Line Items]
Finite-Lived License Agreements, Gross	5,613,400		4,632,586
Finite-Lived License Agreements, Accumulated Amortization	(5,590,590)		(4,632,586)
Finite-Lived License Agreements, Impairment Amount	0		0
Finite-Lived License Agreements, Net	22,810	3,360	0
Finite-Lived License Agreements, Gross, Current	5,613,400		4,632,586
Finite-Lived License Agreements, Accumulated Amortization, Current	(5,590,590)		(4,632,586)
Finite-Lived License Agreements, Impairment Amount, Current	0		0
Net carrying value, current portion	22,810	3,360	0
Gross carrying value, non-current portion	0		0
Finite-Lived License Agreements, Accumulated Amortization, Non-current	0		0
Finite-Lived License Agreements, Impairment Amount, Non-current	0		0
Net carrying value, non-current portion	0	0	0
Licensed Copyrights
Finite Lived License Agreements [Line Items]
Finite-Lived License Agreements, Gross	41,854,289		36,671,009
Finite-Lived License Agreements, Accumulated Amortization	(34,179,564)		(29,133,481)
Finite-Lived License Agreements, Impairment Amount	(365,799)		(25,317)
Finite-Lived License Agreements, Net	7,308,926	1,076,488	7,512,211
Finite-Lived License Agreements, Gross, Current	14,502,638		16,384,998
Finite-Lived License Agreements, Accumulated Amortization, Current	(13,209,029)		(15,134,800)
Finite-Lived License Agreements, Impairment Amount, Current	(46,194)		(25,317)
Net carrying value, current portion	1,247,415	183,724	1,224,881
Gross carrying value, non-current portion	27,351,651		20,286,011
Finite-Lived License Agreements, Accumulated Amortization, Non-current	(20,970,535)		(13,998,681)
Finite-Lived License Agreements, Impairment Amount, Non-current	(319,605)		0
Net carrying value, non-current portion	¥ 6,061,511	$ 892,764	¥ 6,287,330